Loans, Borrowings, Leases obligations and Other Financial Liabilities (Details) - Schedule of Other Financial Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other financial liabilities
Other non-current financial liabilities	$ 63,259	$ 53,537
Other current financial liabilities	2,895	2,327
Total other financial liabilities	$ 66,154	$ 55,864